Share Capital (Schedule of unvested RSA) (Details)	12 Months Ended
Dec. 31, 2025 shares
Stockholders' Equity Note [Abstract]
Unvested at beginning of the year	6,443,900
Granted	5,870,980
Vested	(1,433,120)
Forfeited	(810,400)
Outstanding at December 31, 2024	10,071,360